Note 19 - Financial Instruments (Details Textual) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Total	$ 3,946
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 460	$ 124
Number of Vessels	61	60
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Number of Vessels	5	2
Fair Value of Vessels at Reporting Period	$ 30,500	$ 14,850
Interest Rate Swap [Member]
Derivative Assets (Liabilities), at Fair Value, Net, Total	$ (7,093)	$ 399